Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Jan. 03, 2021
Disclosure of accounting judgements and estimates [text block] [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
4.	Critical accounting judgments and key sources of estimation uncertainty

In the application of the Group’s accounting policies, which are described in Note 2, management of the Group is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Management has exercised the following critical judgments in the process of applying its accounting policies, which is considered to have the most significant effect on the amounts recognized in the consolidated and combined financial statements:

-	Contingencies

Management makes judgments and estimates in recording provisions for matters relating to claims and litigation. Actual costs may vary from estimates for several reasons, such as changes in cost estimates for resolution of complaints and disputes based on different interpretations of the law, opinions and evaluations concerning the amount of loss.

Contingencies are recorded as provisions when it is probable that a liability has been incurred and the amount of the loss is reasonably estimable. It is not practical to estimate sensitivity to potential losses if other assumptions were used to record these provisions, due to the number of underlying assumptions and the range of possible reasonable outcomes regarding potential actions by third parties, such as regulators, both in terms of loss probability and estimates of such loss.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The significant estimates impacting the Group’s consolidated and combined financial statements are as follows:

-	Key assumptions used in impairment testing

The Group performs annual impairment testing on long-lived assets, for which key assumptions are used in the calculation of the recoverable amount (see Note 11). For impairment testing, goodwill is allocated to the cash-generating unit (“CGU”) from which the Group has considered that economic and operational synergies of business combinations are generated. The recoverable amounts of the CGU have been determined based on the calculations of their value in use, which require the use of estimates. The most significant of these estimates are as follows:

●	Estimates of future gross and operating margins, according to the historical performance and industry expectations of the CGU.

●	Discount rate based on the weighted average cost of capital (WACC) of the CGU.

●	Long-term growth rates.

-	Loyalty program and provision for reward points

The Group operates a loyalty program through which its distributors and associates accumulate points on sales of Betterware goods that entitle them to exchange the points for products the Group acquires from different suppliers. Since these points provide a benefit to distributors and associates that they would not receive without purchasing the Betterware products, this loyalty program represents a separate performance obligation.

Therefore, the transaction price is allocated between the product and the points on a relative stand-alone selling price basis. The stand-alone selling price per point is estimated based on the fair value of the product to be given when the points are redeemed by the distributors and associates and the likelihood of redemption, as evidenced by the Group’s historical experience. Additionally, a contract liability is recognized for revenue relating to the loyalty points at the time of the initial sales transaction. Revenue from the loyalty points is recognized when the points are redeemed by the customer and exchanged for the related products. Revenue for points that are not expected to be redeemed is recognized in proportion to the pattern of rights exercised by customers.

The Group also grants reward points to its distributors for the recruitment of associates, while associates receive such points for the referral of new associates within a catalogue. Since these points, which are exchangeable for products Betterware acquires from other suppliers are not related to a revenue contract, they are recognized in the statement of profit or loss within the selling expenses line item with the corresponding provision in the statement of financial position, when the distributor or associate earns them. The Group creates a provision for the rewards that are expected to be redeemed by its associates and distributors based on its experience and past history.